Loans - Non-Accrual Loans, Excluding PCD Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Allowance for Credit Loss [Line Items]
Recorded Investment	$ 38,000	$ 21,700
Northfield Bancorp, Inc. [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Recorded Investment	15,210	14,264
Unpaid Principal Balance	27,427	24,246
With No Related Allowance	3,817	7,067
Real estate loans: | Northfield Bancorp, Inc. [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Recorded Investment	10,478
Real estate loans: | Multifamily | Northfield Bancorp, Inc. [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Recorded Investment	3,688	2,609
Unpaid Principal Balance	4,101	3,023
With No Related Allowance	1,681	1,727
Real estate loans: | Commercial mortgage | Northfield Bancorp, Inc. [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Recorded Investment	5,012	4,578
Unpaid Principal Balance	5,445	5,011
With No Related Allowance	1,256	3,806
Real estate loans: | Home equity and lines of credit | Northfield Bancorp, Inc. [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Recorded Investment	1,778	1,270
Unpaid Principal Balance	2,027	1,519
With No Related Allowance	0	0
Commercial and industrial loans | Northfield Bancorp, Inc. [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Recorded Investment	4,732	5,807
Unpaid Principal Balance	15,854	14,693
With No Related Allowance	$ 880	$ 1,534